Segment reporting - Major customers (Details) - customer	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Geographical information
Number of major customers			2
Customer A
Geographical information
Revenue percentage	69.00%	71.00%	69.00%	71.00%
Customer B
Geographical information
Revenue percentage	20.00%	17.00%	19.00%	17.00%